Impairment of Goodwill and Other Non-Current Assets - Summary of Impairment Analysis and Impairment Loss (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified as a result of impairment tests	₽ 3,897	₽ 1,804	[1]	₽ 7,222	[1]
Bratsk Ferroalloy Plant (BFP) [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified as a result of impairment tests		727
Korshunov mining plant KMP [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified as a result of impairment tests	505	549		1,151
Southern Kuzbass Power Plant (SKPP) [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified as a result of impairment tests				337
Others [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified as a result of impairment tests	68
Cash generating units [member] | Impairment of non current assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified as a result of impairment tests	₽ 573	₽ 1,276		2,269
Cash generating units [member] | Korshunov mining plant KMP [member] | Impairment of non current assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified as a result of impairment tests				1,151
Cash generating units [member] | Izhstal [member] | Impairment of non current assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified as a result of impairment tests				781
Cash generating units [member] | Southern Kuzbass Power Plant (SKPP) [member] | Impairment of non current assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified as a result of impairment tests				₽ 337

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 25).